Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Schedule of stock options activity

	Number of	Weighted average
	stock options	exercise price ($)
Balance, December 31, 2020	2,861,300	$3.78
Issued	2,666,666	4.04
Expired	(227,833)	3.86
Exercised (i)	(998,333)	2.84
Balance, December 31, 2021	4,301,800	$4.16
Issued	602,500	1.84
Expired	(423,334)	4.37
Cancelled (note 12(c))	(2,512,490)	4.06
Balance, December 31, 2022	1,968,476	$3.52
Issued	880,000	1.58
Expired	(1,115,976)	3.65
Balance, December 31, 2023	1,732,500	$2.44

(i) The weighted average share price on date of exercise was $4.54.

Schedule of stock options issued and outstanding

The following table reflects the actual stock options issued and outstanding as of December 31, 2023:

		Weighted average		Number of
		remaining	Number of	options
	Exercise	contractual	options	vested
Expiry date	price ($)	life (years)	outstanding	(exercisable)
February 23, 2025	3.54	1.15	20,000	20,000
April 10, 2025	0.75	1.28	100,000	50,000
August 19, 2025	2.12	1.64	100,000	100,000
August 30, 2025	5.00	1.67	80,000	80,000
April 1, 2026	5.77	2.25	60,000	60,000
September 10, 2026	1.32	2.70	100,000	25,000
November 29, 2026	2.38	2.92	250,000	—
December 8, 2026	3.59	2.94	325,000	216,667
January 11, 2027	2.18	3.03	220,000	73,333
March 14, 2027	2.07	3.20	60,000	20,000
May 12, 2027 (i)	1.46	3.36	100,000	33,334
September 12, 2027	1.61	3.70	207,500	69,168
June 25, 2028 (ii)	1.32	4.49	80,000	80,000
October 23, 2028	1.20	4.82	30,000	—
	2.44	2.89	1,732,500	827,502

(i) Subsequent to December 31, 2023, 30,000 unexercised options expired.

(ii) Subsequent to December 31, 2023, 80,000 unexercised options expired.

Stock Options
Share-based payments
Summary of weighted average assumptions to determine fair value

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Fair value of stock options at grant date	$0.64	$1.34	$2.33
Share price	$1.09	$2.34	$4.04
Exercise price	$1.58	$1.84	$4.04
Risk-free interest rate	3.91%	2.44%	0.73%
Expected volatility	89%	98%	93%
Expected life in years	4.09	5.00	3.71
Expected dividend yield	Nil	Nil	Nil

Restricted share units
Share-based payments
Summary of weighted average assumptions to determine fair value

Fair value of stock options at RSU grant date	$0.47
Share price	$1.41
Exercise price	$4.06
Risk-free interest rate	3.60%
Expected volatility	85%
Expected life in years	3.13
Expected dividend yield	Nil